Real Estate (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate (Tables) [Abstract]
Table of Real Estate Owned

	2010	2009
Land	$4,110,275	$3,650,324
Depreciable property:
Buildings and improvements	13,995,121	12,781,543
Furniture, fixtures and equipment	1,231,391	1,111,978
Projects under development:
Land	28,260	106,716
Construction-in-progress	102,077	562,263
Land held for development:
Land	198,465	181,430
Construction-in-progress	36,782	70,890

Investment in real estate	19,702,371	18,465,144
Accumulated depreciation	(4,337,357)	(3,877,564)

Investment in real estate, net	$15,365,014	$14,587,580

Acquired Properties Table

	Properties	Apartment Units	Purchase Price

Rental Properties	16	4,445	$1,485,701
Land Parcels (six)	—	—	68,869

Total	16	4,445	$1,554,570

	Properties	Apartment Units	Purchase Price
Rental Properties	2	566	$145,036
Land Parcel (one)	—	—	11,500

Total	2	566	$156,536

Disposed Properties Table

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	35	7,171	$718,352
Unconsolidated (1)	27	6,275	417,779
Land Parcel (one)	—	—	4,000
Condominium Conversion Properties	1	2	360

Total	63	13,448	$1,140,491

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	54	11,055	$905,219
Unconsolidated (1)	6	1,434	96,018
Condominium Conversion Properties	1	62	12,021

Total	61	12,551	$1,013,258

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price. The Company’s buyout of its partner’s interest in one previously unconsolidated property is not included in the above totals.